Share Capital (Details)			1 Months Ended	12 Months Ended
	Apr. 05, 2024 EUR (€) € / shares shares	Sep. 22, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Share Capital [Line Items]
Number of shares authorized				75,085,700
Par value per share | (per share)		$ 5		€ 0.05
Ordinary shares issued		5,000,000
Proceeds of issuances		$ 5,000,000				€ 3,354,781
Offering costs (in Euro) | €						1,350,200
Reverse stock split			20-for-1
Ordinary shares, outstanding			50,085,700
Share capital (in Euro) | €				2,754,285	2,754,285
Stock-based compensation expense (in Euro) | €				€ 132,015	103,810
RSUs value forfeited				52,586
RSUs value forfeited (in Euro) | €				€ 11,315
Stock-based compensation expense (in Euro) | €				132,015	103,810
Unrecognized stock-based compensation (in Euro) | €				€ 135,924	€ 267,940
Weighted-average period				2 years	2 years 6 months
American Depositary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares		1,000,000
Restricted Stock Units [Member]
Share Capital [Line Items]
Issuance of ordinary shares	1,780,328
RSUs value	1,780,328			1,727,742
Number of shares issued on conversion	356,067
Share-based payment reserve (in Euro) | €				€ 0	€ 88,247
RSUs value forfeited				371,749
Grant restrict stock unit	1,780,328
Stock-based compensation expense (in Euro) | €	€ 383,064				€ 383,064
Grant price (in Euro per share) | € / shares	€ 1.08
RSUs shares					1,780,328
Ordinary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares				55,085,700	55,085,700	5,000,000	50,000,000
Proceeds of issuances | €						€ 3,354,781	€ 2,500,000
Pre-stock split							2,500,000
Ordinary shares, outstanding				55,085,700	55,085,700
Stock Split [Member]
Share Capital [Line Items]
Issuance of ordinary shares			2,504,285
Share Capital [Member]
Share Capital [Line Items]
Share capital (in Euro) | €				€ 2,754,285	€ 2,754,285